Document and Entity Information	Sep. 30, 2020
Prospectus:
Document Type	497
Document Period End Date	Sep. 30, 2020
Entity Registrant Name	Virtus Strategy Trust
Entity Central Index Key	0001423227
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 15, 2021
Document Effective Date	Apr. 15, 2021
Prospectus Date	Feb. 01, 2021
Virtus AllianzGI Convertible Bond Fund | Class R
Prospectus:
Trading Symbol	ANZRX
Virtus AllianzGI Global Allocation Fund | Class R
Prospectus:
Trading Symbol	AGARX
Virtus AllianzGI Global Dynamic Allocation Fund | Class R
Prospectus:
Trading Symbol	ASFRX
Virtus AllianzGI High Yield Bond Fund | Class R
Prospectus:
Trading Symbol	AYBRX
Virtus AllianzGI International Small-Cap Fund | Class R
Prospectus:
Trading Symbol	ALORX